Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Earnings per share

(Amounts in millions, except per share amounts)	2010	2009	2008
Numerator:
Net income attributable to 3M	$4,085	$3,193	$3,460
Denominator:
Denominator for weighted average 3M common shares outstanding — basic	713.7	700.5	699.2
Dilution associated with the Company’s stock-based compensation plans	11.8	6.2	8.0
Denominator for weighted average 3M common shares outstanding — diluted	725.5	706.7	707.2
Earnings per share attributable to 3M common shareholders — basic	$5.72	$4.56	$4.95
Earnings per share attributable to 3M common shareholders — diluted	$5.63	$4.52	$4.89